Summary of Changes in the Fair Value of the Warrants Liability (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Public Warrants Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	$ 2,300
Change in fair value	(2,300)
Balance at December 31, 2025
Gem Warrants Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	15,000
Change in fair value	(14,622)
Balance at December 31, 2025	$ 378